Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
July 31, 2023
LCS-NPRT1-0923
1.804840.119
Common Stocks - 96.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	123,252	5,033
Verizon Communications, Inc.	151,974	5,179
		10,212
Entertainment - 1.1%
Activision Blizzard, Inc.	47,834	4,437
The Walt Disney Co. (b)	163,829	14,563
Universal Music Group NV	610,763	15,666
		34,666
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (b)	417,680	55,434
Class C (b)	374,441	49,842
Match Group, Inc. (b)	195,940	9,113
Meta Platforms, Inc. Class A (b)	182,479	58,138
Snap, Inc. Class A (b)	700,261	7,955
		180,482
Media - 2.6%
Charter Communications, Inc. Class A (b)	5,699	2,309
Comcast Corp. Class A	1,488,590	67,374
Interpublic Group of Companies, Inc.	381,584	13,062
		82,745
TOTAL COMMUNICATION SERVICES		308,105
CONSUMER DISCRETIONARY - 4.0%
Automobile Components - 0.2%
BorgWarner, Inc.	160,418	7,459
Phinia, Inc.	32,083	910
		8,369
Automobiles - 0.1%
General Motors Co.	64,694	2,482
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	46,844	6,262
Hotels, Restaurants & Leisure - 1.9%
Amadeus IT Holding SA Class A	83,033	5,954
Booking Holdings, Inc. (b)	11,701	34,761
Expedia, Inc. (b)	49,840	6,107
Marriott International, Inc. Class A	53,328	10,762
Starbucks Corp.	41,483	4,213
		61,797
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	63,528	6,756
Sony Group Corp. sponsored ADR	42,963	4,021
Whirlpool Corp.	12,974	1,872
		12,649
Specialty Retail - 1.1%
Lowe's Companies, Inc.	134,710	31,559
RH (b)	10,700	4,153
		35,712
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	22,690	2,505
TOTAL CONSUMER DISCRETIONARY		129,776
CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	80,459	14,156
Keurig Dr. Pepper, Inc.	405,499	13,791
The Coca-Cola Co.	442,558	27,408
		55,355
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	3,588	2,012
Performance Food Group Co. (b)	109,114	6,521
Sysco Corp.	243,992	18,619
Target Corp.	51,292	7,000
U.S. Foods Holding Corp. (b)	136,265	5,823
Walmart, Inc.	52,357	8,370
		48,345
Household Products - 0.0%
Colgate-Palmolive Co.	3,090	236
Procter & Gamble Co.	3,999	625
		861
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	20,000	3,600
Haleon PLC ADR (c)	1,600,637	14,102
Kenvue, Inc. (c)	288,200	6,825
		24,527
Tobacco - 0.9%
Altria Group, Inc.	554,961	25,206
Philip Morris International, Inc.	26,300	2,623
		27,829
TOTAL CONSUMER STAPLES		156,917
ENERGY - 10.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	21,486	769
Oil, Gas & Consumable Fuels - 10.6%
Cenovus Energy, Inc. (Canada)	843,618	16,045
Exxon Mobil Corp.	2,008,678	215,411
Hess Corp.	444,055	67,376
Imperial Oil Ltd.	387,588	20,881
Kosmos Energy Ltd. (b)	2,493,718	17,705
MEG Energy Corp. (b)	503,900	8,984
		346,402
TOTAL ENERGY		347,171
FINANCIALS - 17.3%
Banks - 11.6%
Bank of America Corp.	2,655,595	84,979
JPMorgan Chase & Co.	226,958	35,850
M&T Bank Corp.	58,684	8,208
PNC Financial Services Group, Inc.	196,605	26,913
Truist Financial Corp.	463,786	15,407
U.S. Bancorp	567,594	22,522
Wells Fargo & Co.	3,969,298	183,223
		377,102
Capital Markets - 2.1%
Charles Schwab Corp.	5,998	396
CME Group, Inc.	3,999	796
KKR & Co. LP	290,678	17,260
Morgan Stanley	166,162	15,214
Northern Trust Corp.	294,878	23,626
Raymond James Financial, Inc.	73,233	8,061
State Street Corp.	30,155	2,184
		67,537
Financial Services - 3.4%
Acacia Research Corp. (b)(d)	24,000	96
Edenred SA	180,291	11,711
Fidelity National Information Services, Inc.	122,999	7,427
Global Payments, Inc.	24,750	2,729
MasterCard, Inc. Class A	29,713	11,715
PayPal Holdings, Inc. (b)	80,644	6,114
Radian Group, Inc. (c)	541,298	14,577
Visa, Inc. Class A	240,648	57,209
		111,578
Insurance - 0.2%
Chubb Ltd.	30,106	6,154
TOTAL FINANCIALS		562,371
HEALTH CARE - 13.0%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	33,046	6,457
Argenx SE ADR (b)	4,990	2,517
Insmed, Inc. (b)	135,222	2,987
Vaxcyte, Inc. (b)	88,285	4,243
Verve Therapeutics, Inc. (b)(c)	48,505	994
		17,198
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	13,365	1,488
Becton, Dickinson & Co.	31,284	8,716
Boston Scientific Corp. (b)	807,829	41,886
GE Healthcare Holding LLC	457,132	35,656
iRhythm Technologies, Inc. (b)	299	31
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	145,946	3,023
		90,800
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	218,068	19,947
Centene Corp. (b)	25,216	1,717
Cigna Group	131,369	38,767
CVS Health Corp.	269,707	20,144
Guardant Health, Inc. (b)	63,633	2,483
Humana, Inc.	10,865	4,963
McKesson Corp.	80,343	32,330
UnitedHealth Group, Inc.	117,933	59,718
		180,069
Life Sciences Tools & Services - 0.3%
Danaher Corp.	37,634	9,599
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	790,706	49,174
Eli Lilly & Co.	44,597	20,272
GSK PLC sponsored ADR	584,701	20,798
Johnson & Johnson	192,501	32,250
Sanofi SA sponsored ADR	48,298	2,578
Viatris, Inc.	34,589	364
		125,436
TOTAL HEALTH CARE		423,102
INDUSTRIALS - 15.7%
Aerospace & Defense - 3.8%
Airbus Group NV	129,887	19,132
General Dynamics Corp.	38,892	8,695
Huntington Ingalls Industries, Inc.	24,922	5,724
MTU Aero Engines AG	11,763	2,746
Raytheon Technologies Corp.	48,626	4,276
Safran SA	25,027	4,155
Textron, Inc.	28,996	2,255
The Boeing Co. (b)	316,133	75,508
		122,491
Air Freight & Logistics - 1.8%
FedEx Corp.	64,076	17,297
United Parcel Service, Inc. Class B	225,087	42,121
		59,418
Building Products - 0.2%
Johnson Controls International PLC	65,260	4,539
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	240,349	4,204
Electrical Equipment - 1.2%
Acuity Brands, Inc.	52,158	8,619
Hubbell, Inc. Class B	34,145	10,653
Regal Rexnord Corp.	50,175	7,836
Vertiv Holdings Co.	504,545	13,123
		40,231
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	249,919	15,183
Industrial Conglomerates - 6.5%
3M Co.	25,955	2,894
General Electric Co.	1,815,971	207,457
		210,351
Machinery - 1.2%
Chart Industries, Inc. (b)(c)	33,595	6,120
Cummins, Inc.	20,243	5,279
Flowserve Corp.	145,923	5,510
Fortive Corp.	87,720	6,873
Nordson Corp.	2,700	679
Otis Worldwide Corp.	56,260	5,117
Stanley Black & Decker, Inc.	38,017	3,774
Westinghouse Air Brake Tech Co.	56,972	6,748
		40,100
Passenger Airlines - 0.1%
Copa Holdings SA Class A	9,271	1,094
Ryanair Holdings PLC sponsored ADR (b)	27,911	2,862
		3,956
Professional Services - 0.3%
Equifax, Inc.	12,265	2,503
Genpact Ltd.	108,286	3,908
Paycom Software, Inc.	7,600	2,803
		9,214
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	87,102	1,185
TOTAL INDUSTRIALS		510,872
INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment, Instruments & Components - 0.0%
Mirion Technologies, Inc. Class A (b)	135,692	1,024
IT Services - 0.4%
EPAM Systems, Inc. (b)	8,700	2,060
IBM Corp.	33,095	4,772
Snowflake, Inc. (b)	1,894	337
Twilio, Inc. Class A (b)	66,013	4,359
		11,528
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	34,585	6,901
Applied Materials, Inc.	64,746	9,815
Broadcom, Inc.	3,800	3,415
Lam Research Corp.	12,266	8,813
Marvell Technology, Inc.	360,949	23,509
NVIDIA Corp.	41,684	19,479
Qualcomm, Inc.	199,224	26,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	91,484	9,071
		107,334
Software - 9.7%
Adobe, Inc. (b)	55,547	30,338
Autodesk, Inc. (b)	32,420	6,873
DoubleVerify Holdings, Inc. (b)	46,951	1,977
Elastic NV (b)	95,918	6,374
Intuit, Inc.	18,296	9,362
Microsoft Corp.	670,693	225,297
PTC, Inc. (b)	27,510	4,011
Salesforce, Inc. (b)	13,466	3,030
SAP SE sponsored ADR (c)	196,878	26,844
Workday, Inc. Class A (b)	9,271	2,198
		316,304
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	564,718	110,939
Samsung Electronics Co. Ltd.	65,110	3,557
		114,496
TOTAL INFORMATION TECHNOLOGY		550,686
MATERIALS - 3.3%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (b)	26,893	861
DuPont de Nemours, Inc.	229,143	17,788
LyondellBasell Industries NV Class A	50,497	4,992
Sherwin-Williams Co.	5,799	1,603
		25,244
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	1,211,066	35,919
Freeport-McMoRan, Inc.	925,735	41,334
Glencore PLC	799,195	4,860
		82,113
TOTAL MATERIALS		107,357
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	39,947	7,602
Crown Castle International Corp.	36,293	3,930
Equinix, Inc.	1,121	908
Simon Property Group, Inc.	121,809	15,177
		27,617
UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	26,415	2,713
PG&E Corp. (b)	147,871	2,604
Southern Co.	221,186	16,001
		21,318
Multi-Utilities - 0.0%
Sempra Energy	7,241	1,079
TOTAL UTILITIES		22,397
TOTAL COMMON STOCKS (Cost $1,954,728)		3,146,371

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	3,600	128

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	347,490	5,435

TOTAL PREFERRED STOCKS (Cost $4,290)		5,563

Money Market Funds - 4.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (f)	108,994,530	109,016
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	51,749,774	51,755
TOTAL MONEY MARKET FUNDS (Cost $160,771)		160,771

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $2,119,789)	3,312,705
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(53,888)
NET ASSETS - 100.0%	3,258,817

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,033,000 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,000 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acacia Research Corp.	2/16/12	882

Reddit, Inc. Series E	5/18/21	153

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	126,781	53,919	71,684	1,358	-	-	109,016	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	21,437	112,154	81,836	41	-	-	51,755	0.2%
Total	148,218	166,073	153,520	1,399	-	-	160,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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